Document and Entity Information	Total
Prospectus:
Document Type	497
Document Period End Date	May 01, 2024
Entity Registrant Name	Calamos ETF Trust
Entity Central Index Key	0001579881
Entity Inv Company Type	N-1A
Amendment Flag	false
Document Creation Date	May 01, 2024
Document Effective Date	May 01, 2024
Calamos S&P 500 Structured Alt Protection ETF - May | Calamos S&P 500 Structured Alt Protection ETF - May
Prospectus:
Trading Symbol	CPSM
Calamos S&P 500 Structured Alt Protection ETF - August | Calamos S&P 500 Structured Alt Protection ETF - August
Prospectus:
Trading Symbol	CPSA
Calamos S&P 500 Structured Alt Protection ETF - November | Calamos S&P 500 Structured Alt Protection ETF - November
Prospectus:
Trading Symbol	CPSN
Calamos S&P 500 Structured Alt Protection ETF - February | Calamos S&P 500 Structured Alt Protection ETF - February
Prospectus:
Trading Symbol	CPSF
Calamos S&P 500® Structured Alt Protection ETFTM — May [Member]
Prospectus:
Prospectus Date	May 01, 2024
Calamos S&P 500® Structured Alt Protection ETFTM — August [Member]
Prospectus:
Prospectus Date	Aug. 01, 2024
Calamos S&P 500® Structured Alt Protection ETFTM — November [Member]
Prospectus:
Prospectus Date	Nov. 01, 2024
Calamos S&P 500® Structured Alt Protection ETFTM — February [Member]
Prospectus:
Prospectus Date	Feb. 01, 2025